Trade and Other Payables (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables		€ 11,015	€ 3,680
Amounts owed to related parties	[1]	2,113	2,468
Lease liability – current (note 9)		826	671
Payroll taxes		1,163	278
Other payables		196	165
Trade and other payables		€ 15,313	€ 7,262

[1]	This amount relates to a balance owing to an affiliate, MagP.